Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	May 31, 2013	Nov. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Percentage of acquired interest		15.00%	10.00%
Purchase of investments		$ 9,750	$ 160		$ 9,750
Option description			In addition, on November 25, 2011, AVG entered into a put and call agreement with Scene. AVG decided not to exercise the put option.
Proceeds from sale of equity affiliate	9,750		9,750
Marketing and promotional services, recorded under Prepaid expenses		2,000
Dividend income			$ 225	$ 339